                               Table of Contents

                            Message to Shareholders
                                     Page 1

                      Statement of Assets and Liabilities
                                     Page 3

                            Statement of Operations
                                     Page 4

                       Statement of Changes in Net Assets
                                     Page 5

                       Schedule of Portfolio Investments
                                     Page 7

                         Notes to Financial Statements
                                    Page 16

                              Financial Highlights

                           WILLAMETTE ASSET MANAGERS
                          WILLAMETTE FAMILY OF FUNDS

220 NW 2nd Avenue, Suite 940
Portland, Oregon 97209

October 1, 2000

Dear Valued Shareholders:

Since the successful launch of the Willamette Value Fund (WILVX), just over 2 years ago, the Willamette Family of Funds has received wide acceptance among investors. In keeping with our goal to provide long-term investment services, we believe it is important to keep our shareholders informed of events surrounding the Willamette Family of Funds.

This has been a very exciting year for the Willamette Family of Funds. We saw the introduction of two new mutual funds, the Willamette Technology Fund (WILTX) and the Willamette Global Health Sciences Fund (WILRX), bringing our total fund offerings to four.

We are pleased with the acceptance the Funds have experienced. As of September 30, 2000, the Willamette Family of Funds had total net assets in excess of $116 million. Our asset base has continued to grow in spite of the recent difficult market conditions. This is important because as total assets under management continue to increase, the average expense ratios of these Funds should decline accordingly.

Willamette Asset Managers continues to be focused on providing a group of specialty funds and presenting alliances with some of the country's premier asset managers. Currently, we are working with the Bank of New York, Credit Suisse and First American Asset Managers as sub-advisors on our Funds. Our growing mix of specialty funds is giving shareholders additional choices for their investment dollars within specific segments of the market. We offer choices both by industry and market capitalization. Because our four Funds invest in different sectors of the market, Fund shareholders are provided the opportunity to diversify their portfolios through a Fund Family they know and trust. To build on this relationship and meet the different needs of Fund shareholders, we will continue adding additional specialty funds. Look for more information on these as well as our existing Funds in the near future.

We thank you for your continued support of the Willamette Family of Funds.

Sincerely,
/s/ Tim Phillips

Tim Phillips
Willamette Asset Managers

For more complete information on the Willamette Family of Funds, including fees, expenses and sales charges please call 1-877-945-3863 for a free prospectus. Please read the prospectus carefully before investing or sending money.

The views expressed in this report reflect those of the investment adviser only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The Willamette Family of Funds is distributed by BISYS Fund Services.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Assets and Liabilities
                               September 30, 2000
                                  (Unaudited)

                                                                        Willamette
                                                                          Global
                                 Willamette   Willamette   Willamette     Health
                                    Value      Small Cap   Technology    Sciences
                                    Fund      Growth Fund     Fund         Fund
                                 -----------  -----------  -----------  -----------
            ASSETS:
Investments, at value (cost
 $14,127,375; $28,047,745;
 $34,685,885; and $21,114,443,
 respectively).................  $13,570,899  $41,463,763  $35,056,143  $25,409,635
Receivable for investments
sold...........................           --      234,583       23,510      762,965
Interest and dividends
receivable.....................       32,744       22,287        8,789        4,411
Receivable for capital shares
sold...........................        2,378       26,770    1,006,620      128,249
Unamortized organizational
costs..........................       17,288           --           --           --
Prepaid expenses and other
assets.........................        7,367        6,189       18,138       11,389
                                 -----------  -----------  -----------  -----------
    Total assets...............   13,630,676   41,753,592   36,113,200   26,316,649
                                 -----------  -----------  -----------  -----------
         LIABILITIES:
Payable for capital shares
redeemed.......................        4,284       72,335       36,169       28,888
Payable for investments
purchased......................           --      129,744      374,861       13,809
Accrued expenses and other
payables:
  Investment advisory fees.....       11,628       40,583       35,705       23,876
  Administration fees..........          448        1,353        1,166          841
  Distribution and shareholder
  service fees.................        5,814       16,910       14,877        9,948
  Other........................        8,584        7,111          501        1,000
                                 -----------  -----------  -----------  -----------
    Total liabilities..........       30,758      268,036      463,279       78,362
                                 -----------  -----------  -----------  -----------
    Net assets.................  $13,599,918  $41,485,556  $35,649,921  $26,238,287
                                 ===========  ===========  ===========  ===========
          NET ASSETS:
Capital........................  $14,935,068  $23,997,851  $46,236,211  $20,854,068
Undistributed (distribution in
 excess of) net investment
 income........................      (13,023)    (354,825)    (380,810)    (133,279)
Undistributed net realized
 gains/(losses) from investment
 and foreign currency
 transactions..................     (765,651)   4,426,512  (10,575,738)   1,222,306
Unrealized
 appreciation/(depreciation)
 from investments and foreign
 currency transactions.........     (556,476)  13,416,018      370,258    4,295,192
                                 -----------  -----------  -----------  -----------
    Net assets.................  $13,599,918  $41,485,556  $35,649,921  $26,238,287
                                 ===========  ===========  ===========  ===========
Outstanding units of beneficial
interest (shares)..............    1,484,441    2,031,164    5,021,754    2,054,483
                                 ===========  ===========  ===========  ===========
Net asset value--redemption
price per share................  $      9.16  $     20.42  $      7.10  $     12.77
                                 ===========  ===========  ===========  ===========
Maximum Sales Charge...........         4.50%        4.50%        5.75%        5.75%
                                 ===========  ===========  ===========  ===========
Maximum Offering Price per
 share (100%/(100%-maximum
 sales charge) of net asset
 value adjusted to the nearest
 cent).........................  $      9.59  $     21.38  $      7.53  $     13.55
                                 ===========  ===========  ===========  ===========

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                            Statements of Operations
                      Six Months Ended September 30, 2000
                                  (Unaudited)

                                                                       Willamette
                                              Willamette                 Global
                                  Willamette  Small Cap   Willamette     Health
                                    Value       Growth    Technology    Sciences
                                     Fund        Fund        Fund       Fund (a)
                                  ----------  ----------  -----------  ----------
INVESTMENT INCOME:
Interest income.................  $  27,901   $   93,694  $    53,777  $   30,000
Dividend income (Net of foreign
 withholding tax of $541; $0;
 $0; and $0, respectively)......    193,634       14,040        1,150       9,136
                                  ---------   ----------  -----------  ----------
  Total Income..................    221,535      107,734       54,927      39,136
                                  ---------   ----------  -----------  ----------

EXPENSES:
Investment advisory fees........     74,705      217,999      198,204      72,703
Administration fees.............     14,941       36,333       33,034      12,117
Distribution and shareholder
service fees....................     37,353       90,833       82,585      30,293
Fund accounting fees............     19,034       20,288       20,310      11,667
Legal fees......................      3,544       12,697       12,290      10,953
Organization fees...............      3,276           --           --          --
Transfer agent fees.............     42,570       55,313       55,839      24,050
Trustees fees...................        586        1,497          839         212
Other...........................     20,923       27,599       32,636      16,775
                                  ---------   ----------  -----------  ----------
  Total expenses before
  waivers/reimbursements........    216,932      462,559      435,737     178,770
Fees waived by the investment
advisor.........................         --           --           --      (6,355)
                                  ---------   ----------  -----------  ----------
  Net expenses..................    216,932      462,559      435,737     172,415
                                  ---------   ----------  -----------  ----------
Net investment income/(loss)....      4,603     (354,825)    (380,810)   (133,279)
                                  ---------   ----------  -----------  ----------

REALIZED/UNREALIZED
 GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on
 investment and foreign currency
 transactions...................   (786,065)   2,294,284  (10,343,457)  1,222,306
Net change in unrealized
 appreciation/(depreciation)
 from investments and foreign
 currency transactions..........        842     (889,674)   3,955,025   4,295,192
                                  ---------   ----------  -----------  ----------
Net realized/unrealized
 gains/(losses) from investments
 and foreign currency
 transactions...................   (785,223)   1,404,610   (6,388,432)  5,517,498
                                  ---------   ----------  -----------  ----------
Change in net assets resulting
from operations.................  $(780,620)  $1,049,785  $(6,769,242) $5,384,219
                                  =========   ==========  ===========  ==========

----------
(a) For the period from June 19, 2000 (commencement of operations) to September 30, 2000.
                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Changes in Net Assets
                                  (Unaudited)

                                                                Willamette
                                Willamette Value Fund      Small Cap Growth Fund
                              -------------------------  -------------------------
                               Six Months                 Six Months     Period
                                  Ended     Year Ended       Ended        Ended
                              September 30,  March 31,   September 30,  March 31,
                                  2000         2000          2000        2000(a)
                              ------------- -----------  ------------- -----------
                               (Unaudited)                (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income
 (loss)......................  $     4,603  $     5,924   $  (354,825) $  (489,280)
 Net realized gains/(losses)
 from investment
 transactions................     (786,065)     637,228     2,294,284    2,925,801
 Net change in unrealized
  appreciation/(depreciation)
  from investments...........          842   (1,100,067)     (889,674)  14,305,692
                               -----------  -----------   -----------  -----------
Change in net assets
resulting fom operations.....     (780,620)    (456,915)    1,049,785   16,742,213
                               -----------  -----------   -----------  -----------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment income..      (17,626)      (6,510)           --           --
 In excess of net investment
 income......................           --       (7,876)           --           --
 From net realized gain on
 investment..................           --     (615,282)           --     (323,769)
                               -----------  -----------   -----------  -----------
Change in net assets from
shareholder distributions....      (17,626)    (629,668)           --     (323,769)
                               -----------  -----------   -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.      859,299    8,322,096     4,452,249   26,268,710
 Dividends reinvested........       17,023      609,630            --      316,464
 Cost of shares redeemed.....   (2,350,200)  (6,938,055)   (2,650,259)  (4,369,837)
                               -----------  -----------   -----------  -----------
Change in net assets from
capital transactions.........   (1,473,878)   1,993,671     1,801,990   22,215,337
                               -----------  -----------   -----------  -----------
 Change in net assets........   (2,272,124)     907,088     2,851,775   38,633,781
NET ASSETS:
 Beginning of period.........   15,872,042   14,964,954    38,633,781           --
                               -----------  -----------   -----------  -----------
 End of period...............  $13,599,918  $15,872,042   $41,485,556  $38,633,781
                               ===========  ===========   ===========  ===========
SHARE TRANSACTIONS:
 Issued......................       88,838      772,077       237,227    2,220,979
 Reinvested..................        1,900       61,837            --       19,215
 Redeemed....................     (250,273)    (670,489)     (143,633)    (302,624)
                               -----------  -----------   -----------  -----------
Change in shares.............     (159,535)     163,425        93,594    1,937,570
                               ===========  ===========   ===========  ===========

--------
(a) For the period from April 5, 1999 (commencement of operations) to March 31, 2000.
                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      Statements of Changes in Net Assets
                                  (Unaudited)

                                                                   Willamette
                                             Willamette           Global Health
                                           Technology Fund        Sciences Fund
                                      --------------------------  -------------
                                       Six Months      Period
                                          Ended         Ended     Period Ended
                                      September 30,   March 31,   September 30,
                                          2000         2000(a)       2000(b)
                                      -------------  -----------  -------------
                                       (Unaudited)                 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss................. $   (380,810)  $   (42,480)  $  (133,279)
 Net realized gains/(losses) from
  investment
  and foreign currency transactions..  (10,343,457)     (189,801)    1,222,306
 Net change in unrealized
  appreciation/(depreciation) from
  investments and foreign currency
  transactions.......................    3,955,025    (3,584,767)    4,295,192
                                      ------------   -----------   -----------
Change in net assets resulting from
operations...........................   (6,769,242)   (3,817,048)    5,384,219
                                      ------------   -----------   -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.........   12,153,137    38,158,931    23,648,599
 Cost of shares redeemed.............   (2,452,795)   (1,623,062)   (2,794,531)
                                      ------------   -----------   -----------
Change in net assets from capital
transactions.........................    9,700,342    36,535,869    20,854,068
                                      ------------   -----------   -----------
 Change in net assets................    2,931,100    32,718,821    26,238,287
NET ASSETS:
 Beginning of period.................   32,718,821            --            --
                                      ------------   -----------   -----------
 End of period....................... $ 35,649,921   $32,718,821   $26,238,287
                                      ============   ===========   ===========
SHARE TRANSACTIONS:
 Issued..............................    1,703,798     3,820,329     2,316,903
 Redeemed............................     (336,770)     (165,603)     (262,420)
                                      ------------   -----------   -----------
Change in shares.....................    1,367,028     3,654,726     2,054,483
                                      ============   ===========   ===========

----------
(a) For the period from March 2, 2000 (commencement of operations) to March 31, 2000.
(b) For the period from June 19, 2000 (commencement of operations) to September 30, 2000.
                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND

                       Schedule of Portfolio Investments
                               September 30, 2000
                                  (Unaudited)

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks (97.9%):
 Aerospace & Military Technology (2.6%):
   4,000 Honeywell International, Inc.............................   $   142,500
   3,000 United Technologies Corp.................................       207,750
                                                                     -----------
                                                                         350,250
                                                                     -----------
 Automotive (5.5%):
   3,695 Ford Motor Co............................................        93,530
   9,982 General Motors Corp......................................       648,830
                                                                     -----------
                                                                         742,360
                                                                     -----------
 Automotive Parts (0.8%):
   2,700 TRW, Inc.................................................       109,688
                                                                     -----------
 Banking & Financial Services (13.8%):
   4,656 ABN Amro Holding N.V.....................................       107,670
   4,500 Citigroup, Inc...........................................       243,281
   1,500 DIAMONDS Trust, Series I.................................       159,938
   5,291 J.P. Morgan & Co.........................................       864,416
   5,265 KeyCorp..................................................       133,270
   5,000 National City Corp.......................................       110,625
   4,250 PNC Financial Corp.......................................       276,250
                                                                     -----------
                                                                       1,895,450
                                                                     -----------
 Chemicals (4.1%):
  13,375 Du Pont (E.I.) de Nemours & Co...........................       554,227
                                                                     -----------
 Computer Software, Peripherals & Internet (1.8%):
   2,500 Hewlett-Packard Co.......................................       242,500
                                                                     -----------
 Consumer Products (5.6%):
  11,383 Procter & Gamble Co......................................       762,661
                                                                     -----------
 Diversified Operation (7.7%):
   3,000 Agilent Technologies, Inc. (b)...........................       146,813
   9,939 Minnesota Mining & Manufacturing Co......................       905,691
                                                                     -----------
                                                                       1,052,504
                                                                     -----------
 Drugs & Pharmaceuticals (7.8%):
   2,500 American Home Products Corp..............................       141,406
   4,000 Bristol-Myers Squibb Co..................................       228,500
   1,800 Johnson & Johnson, Inc...................................       169,088
   7,000 Merck & Co., Inc.........................................       521,062
                                                                     -----------
                                                                       1,060,056
                                                                     -----------

                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks, continued:
 Energy (1.3%):
   2,700 Florida Power & Light, Inc...............................   $   177,525
                                                                     -----------
 Insurance (1.8%):
   3,368 XL Capital Ltd.--Class A.................................       247,548
                                                                     -----------
 Machinery & Equipment (4.4%):
  17,562 Caterpillar, Inc.........................................       592,718
                                                                     -----------
 Oil--Integrated Companies (13.9%):
   3,140 BP Amoco Co. PLC--ADR....................................       166,420
   7,858 Conoco, Inc.--Class B....................................       211,675
   4,500 Exxon Mobile Corp........................................       401,062
   8,000 Grant Prideco, Inc. (b)..................................       175,500
   3,306 Phillips Petroleum Co....................................       207,452
   2,169 Royal Dutch Petroleum Co., NY Shares--ADR................       130,004
   5,231 Shell Transport & Trading Co.--ADR.......................       255,991
   2,650 Texaco, Inc..............................................       139,125
   4,750 Weatherford International, Inc. (b)......................       204,250
                                                                     -----------
                                                                       1,891,479
                                                                     -----------
 Paper Products (4.8%):
  19,139 International Paper Co...................................       549,050
   6,500 Xerox Corp...............................................        97,906
                                                                     -----------
                                                                         646,956
                                                                     -----------
 Photo Equipment & Supplies (3.2%):
  10,603 Eastman Kodak Co.........................................       433,398
                                                                     -----------
 Retail (1.2%):
   4,750 Costco Wholesale Corp. (b)...............................       165,953
                                                                     -----------
 Semiconductors (1.5%):
   4,820 Intel Corp. (b)..........................................       200,633
                                                                     -----------
 Telecommunications (8.4%):
  18,901 AT&T Corp................................................       555,217
   8,448 Global Crossing Ltd. (b).................................       261,888
   5,000 Motorola, Inc............................................       141,250
   3,911 Qwest Communications International, Inc. (b).............       187,972
                                                                     -----------
                                                                       1,146,327
                                                                     -----------
 Tobacco (5.4%):
  24,719 Philip Morris Companies, Inc.............................       727,666
                                                                     -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND

                       Schedule of Portfolio Investments
                              September 30, 2000
                                  (Unaudited)



                                  Security                             Market
 Shares                         Description                             Value
 ------- ---------------------------------------------------------   -----------
 Common Stocks, continued:
 Transportation (2.3%):
   4,200 CSX Corp.................................................   $    91,613
   5,000 GulfMark Offshore, Inc. (b)..............................       146,874
   5,500 Norfolk Southern Corp....................................        80,438
                                                                     -----------
                                                                         318,925
                                                                     -----------
   Total COMMON STOCKS (Cost $13,875,300)..........................   13,318,824
                                                                     -----------

  Shares
    or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Short-Term Investments (1.9%):
 Cash Sweep Account (1.9%):
 $252,075  UBOC Sweep Account.....................................   $   252,075
                                                                     -----------
   Total Short-Term Investments
    (Cost $252,075)................................................      252,075
                                                                     -----------
   Total Investments (Cost $14,127,375)
    (a)--99.8%.....................................................   13,570,899
   Other assets in excess of liabilities--0.2%.....................       29,019
                                                                     -----------
   Total Net Assets--100.0%........................................  $13,599,918
                                                                     ===========

------
ADR--American Depository Receipt
PLC--Public Limited Company

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation.  $ 1,133,112
   Unrealized depreciation.   (1,689,587)
                             -----------
   Net unrealized
   depreciation............  $  (556,475)
                             ===========

(b)Represents non-income producing securities.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                               September 30, 2000
                                  (Unaudited)

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks (90.0%):
 Banking & Financial Services (9.0%):
 11,300 Astoria Financial Corp....................................   $   436,463
  2,700 Bank United Corp.--Class A................................       136,856
 35,000 Banknorth Group, Inc......................................       625,624
  7,100 Commerce Bancorp, Inc.....................................       413,131
  9,100 Dime Bancorp, Inc.........................................       196,219
 21,000 Golden State Bancorp, Inc.................................       496,124
  5,000 Greater Bay Bancorp.......................................       347,188
  2,605 Legg Mason, Inc...........................................       151,416
 11,400 UCBH Holdings, Inc........................................       408,263
  7,237 Waddell & Reed Financial, Inc.--Class A...................       224,347
  5,800 Wilmington Trust Corp.....................................       311,025
                                                                     -----------
                                                                       3,746,656
                                                                     -----------
 Broadcasting--Radio & Cable TV (1.2%):
  5,800 Emmis Communications Corp.--Class A.......................       143,550
  2,850 Hispanic Broadcasting Corp. (b)...........................        79,444
 11,860 Radio One, Inc.--Class A (b)..............................        98,586
 23,720 Radio One, Inc.--Class D (b)..............................       167,523
                                                                     -----------
                                                                         489,103
                                                                     -----------
 Commercial Services (0.7%):
  7,360 Iron Mountain, Inc. (b)...................................       272,320
                                                                     -----------
 Computer Software, Peripherals & Internet (21.1%):
  8,800 Commerce One, Inc. (b)....................................       690,800
    774 Cybear Group..............................................         1,016
  4,190 Digex, Inc. (b)...........................................       196,406
  5,820 DoubleClick, Inc. (b).....................................       186,240
  3,550 Entrust Technologies, Inc. (b)............................        98,069
  7,900 Informatica Corp. (b).....................................       736,675
  6,750 Mercury Interactive Corp. (b).............................     1,058,062
  4,950 Micromuse, Inc. (b).......................................       994,640
  8,585 Netcentives, Inc. (b).....................................        65,729
  6,900 Network Appliance, Inc. (b)...............................       878,887
  5,860 Phone.com, Inc. (b).......................................       665,843
  4,025 PLX Technology, Inc. (b)..................................       108,172
  2,600 RealNetworks, Inc. (b)....................................       103,350
  6,440 Research in Motion Ltd. (b)...............................       635,044
  4,200 SanDisk Corp. (b).........................................       280,350
  3,250 SeaChange International, Inc. (b).........................       108,469

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Computer Software, Peripherals & Internet, continued:
  9,876 TranSwitch Corp. (b)......................................   $   629,595
  5,250 VERITAS Software Corp. (b)................................       745,500
 10,880 Vitria Technology, Inc. (b)...............................       507,280
  3,700 Xircom, Inc. (b)..........................................        93,425
                                                                     -----------
                                                                       8,783,552
                                                                     -----------
 Consumer Products (1.4%):
 17,950 The Scotts Co. (b)........................................       601,325
                                                                     -----------
 Diversified Electronics (12.0%):
  2,860 Applied Micro Circuits Corp. (b)..........................       592,199
  7,800 EMCORE Corp. (b)..........................................       324,309
 10,328 Flextronics International Ltd. (b)........................       848,186
  8,200 Gemstar-TV Guide International, Inc. (b)..................       714,938
  3,800 II-VI, Inc. (b)...........................................        70,953
  8,400 Jabil Circuit, Inc. (b)...................................       476,700
  2,800 Lattice Semiconductor Corp. (b)...........................       150,500
  4,100 Newport Corp..............................................       652,989
  1,060 PMC-Sierra, Inc. (b)......................................       228,165
  7,343 QLogic Corp. (b)..........................................       646,206
  7,600 Sawtek, Inc. (b)..........................................       292,719
                                                                     -----------
                                                                       4,997,864
                                                                     -----------
 Drugs & Pharmaceuticals (10.0%):
  6,500 Alkermes, Inc. (b)........................................       251,063
 10,200 Alpharma, Inc.--Class A...................................       623,475
  7,400 AmeriSource Health Corp.--Class A (b).....................       347,800
  5,200 Andrx Group (b)...........................................       485,550
 11,775 Celgene Corp. (b).........................................       700,612
  5,400 Cephalon, Inc. (b)........................................       261,900
  6,400 MedImmune, Inc. (b).......................................       494,400
  5,000 Sepracor, Inc. (b)........................................       613,438
  7,053 Shire Pharmaceuticals Group PLC (b).......................       364,111
                                                                     -----------
                                                                       4,142,349
                                                                     -----------
 Education, Entertainment & Training (4.0%):
 17,100 Apollo Group, Inc. (b)....................................       681,862
 12,630 DeVry, Inc. (b)...........................................       475,204
 18,705 ITT Educational Services, Inc. (b)........................       507,373
                                                                     -----------
                                                                       1,664,439
                                                                     -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                               September 30, 2000
                                  (Unaudited)

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Food Products & Services (0.5%):
  4,300 Dean Foods Co.............................................   $   142,975
  1,650 Performance Food Group Co. (b)............................        62,081
                                                                     -----------
                                                                         205,056
                                                                     -----------
 Industrial Goods & Services (2.7%):
 12,780 Waters Corp. (b)..........................................     1,137,420
                                                                     -----------
 Medical & Health Care Products/Services (4.6%):
 14,200 Community Health Systems (b)..............................       456,175
 12,750 ORATEC Interventions, Inc. (b)............................       156,188
  8,500 Patterson Dental Co. (b)..................................       191,250
 11,100 Province Healthcare Co. (b)...............................       443,306
  2,100 Quest Diagnostics, Inc. (b)...............................       240,975
  4,800 Universal Health Services (b).............................       411,000
                                                                     -----------
                                                                       1,898,894
                                                                     -----------
 Oil & Gas Exploration, Equipments & Services (6.8%):
  1,600 BJ Services Co. (b).......................................        97,800
  7,500 Cal Dive International, Inc. (b)..........................       428,906
  3,700 Core Laboratories N.V. (b)................................        90,881
 36,000 Grey Wolf, Inc. (b).......................................       207,000
  2,300 Maverick Tube Corp. (b)...................................        61,956
  9,200 National-Oilwell, Inc. (b)................................       287,500
  5,700 Newfield Exploration Co. (b)..............................       266,119
  7,100 Patterson Energy, Inc. (b)................................       244,063
 14,500 Precision Drilling Corp. (b)..............................       516,562
  1,800 Stolt Comex Seaway S.A.--ADR (b)..........................        26,775
  2,250 Stolt Comex Seaway S.A.--Class A, ADR (b).................        28,688
  6,600 Stone Energy Corp. (b)....................................       363,000
 11,000 Superior Energy Services, Inc. (b)........................       115,500
  4,075 Varco International, Inc. (b).............................        84,811
                                                                     -----------
                                                                       2,819,561
                                                                     -----------
 Publishing (2.0%):
  8,350 Houghton Mifflin Co.......................................       327,738
  6,100 Scholastic Corp. (b)......................................       485,331
                                                                     -----------
                                                                         813,069
                                                                     -----------
 Recruitment Services (1.1%):
 12,050 Korn/Ferry International (b)..............................       455,641
                                                                     -----------

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Retail Stores (4.3%):
  7,715 BJ's Wholesale Club, Inc. (b).............................   $   263,274
  5,000 Children's Place Retail Stores, Inc. (b)..................       128,750
  5,435 Duane Reade, Inc. (b).....................................       131,799
 13,770 Linens 'n Things, Inc. (b)................................       351,134
  7,400 Men's Wearhouse, Inc. (b).................................       209,513
  4,860 Tiffany & Co..............................................       187,414
 14,600 Venator Group, Inc. (b)...................................       180,675
  9,400 Williams-Sonoma, Inc. (b).................................       326,650
                                                                     -----------
                                                                       1,779,209
                                                                     -----------
 Semiconductors (0.2%):
  2,700 Microchip Technology, Inc. (b)............................        89,269
                                                                     -----------
 Telecommunications (8.2%):
 16,000 C-COR.net Corp. (b).......................................       245,000
  8,630 Clearnet Communications, Inc.--Class A (b)................       382,417
  5,800 Digital Lightwave, Inc. (b)...............................       421,225
  3,050 Efficient Networks, Inc. (b)..............................       113,803
  7,530 Finisar Corp. (b).........................................       364,264
 10,060 Metromedia Fiber Network, Inc.--Class A (b)...............       244,584
 17,100 Motient Corp. (b).........................................       241,538
  3,050 Next Level Communication, Inc. (b)........................       201,681
  7,978 NEXTLINK Communications, Inc.--Class A (b)................       280,726
  1,700 Powertel, Inc. (b)........................................       129,306
  4,975 VoiceStream Wireless Corp. (b)............................       577,411
  5,375 Western Wireless Corp. (b)................................       191,484
                                                                     -----------
                                                                       3,393,439
                                                                     -----------
 Transportation (0.2%):
  1,900 Swift Transportation Co., Inc. (b)........................        24,819
  4,500 Werner Enterprises, Inc...................................        52,875
                                                                     -----------
                                                                          77,694
                                                                     -----------
    Total COMMON STOCKS (Cost $23,950,842).........................   37,366,860
                                                                     -----------

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       Schedule of Portfolio Investments
                              September 30, 2000
                                  (Unaudited)

   Shares
     or
 Principal                         Security                            Market
   Amount                         Description                           Value
 ---------- ------------------------------------------------------   -----------
 Short-Term Investments (9.9%):
 Cash Sweep Account (9.9%):
 $4,096,903 UBOC Sweep Account....................................   $ 4,096,903
                                                                     -----------
    Total Short-Term Investments (Cost $4,096,903).................    4,096,903
                                                                     -----------
    Total Investments (Cost $28,047,745) (a)--99.9%................   41,463,763
    Other assets in excess of liabilities--0.1%....................       21,793
                                                                     -----------
    Total Net Assets--100.0%.......................................  $41,485,556
                                                                     ===========

------
ADR--American Depository Receipt
PLC--Public Limited Company

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.  $15,734,924
   Unrealized depreciation.   (2,318,905)
                             -----------
   Net unrealized
   appreciation............  $13,416,018
                             ===========

(b) Represents non-income producing securities.
                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE TECHNOLOGY FUND

                       Schedule of Portfolio Investments
                               September 30, 2000
                                  (Unaudited)

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks (92.3%):
 Advertising (0.5%):
  7,300 LifeMinders, Inc. (b).....................................   $   167,444
                                                                     -----------
 Broadcasting--Radio & Cable TV (0.2%):
  2,200 Crown Castle International Corp. (b)......................        68,338
                                                                     -----------
 Computer Networking (7.5%):
  4,150 Brocade Communications Systems, Inc. (b)..................       979,400
 29,500 Cisco Systems, Inc. (b)...................................     1,629,875
  3,100 NetScout Systems, Inc. (b)................................        73,625
                                                                     -----------
                                                                       2,682,900
                                                                     -----------
 Computer Software, Peripherals & Internet (43.6%):
    600 Aether Systems, Inc. (b)..................................        63,300
  5,300 Amdocs Ltd. (b)...........................................       330,588
  9,200 America Online, Inc. (b)..................................       494,500
  3,800 Art Technology Group, Inc. (b)............................       360,050
  4,700 Ask Jeeves, Inc. (b)......................................        90,181
  6,100 Avantgo, Inc. (b).........................................       122,000
  4,200 BEA Systems, Inc. (b).....................................       327,075
 13,000 Broadbase Software, Inc. (b)..............................       176,313
 20,000 BroadVision, Inc. (b).....................................       513,750
  4,000 Click Commerce, Inc. (b)..................................       171,000
  9,700 Commerce One, Inc. (b)....................................       761,449
 24,400 Compaq Computer Corp......................................       672,952
  9,400 Corio, Inc. (b)...........................................        71,969
 11,200 Covad Communications Group, Inc. (b)......................       149,800
  6,600 DSET Corp. (b)............................................       136,125
  5,500 E.Piphany, Inc. (b).......................................       423,844
  6,700 Exodus Communications, Inc. (b)...........................       330,813
  5,100 Handspring, Inc. (b)......................................       352,219
  6,000 InfoSpace, Inc. (b).......................................       181,500
  1,500 inSilicon Corp. (b).......................................        21,750
 10,000 InterNAP Network Services (b).............................       323,125
 15,800 Internet Pictures Corp. (b)...............................        85,913
  6,500 Interwoven, Inc. (b)......................................       734,905
 15,000 Kana Communications, Inc. (b).............................       333,750
  6,600 Microsoft Corp. (b).......................................       397,650
  1,500 Natural MicroSystems Corp. (b)............................        80,695
  1,650 Netegrity, Inc. (b).......................................       115,500
  7,524 NetIQ Corp. (b)...........................................       494,233
    700 Nuance Comunications, Inc. (b)............................        85,181
    600 Numerical Technologies, Inc. (b)..........................        17,288
 14,700 Oracle Corp. (b)..........................................     1,157,624

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Computer Software, Peripherals & Internet, continued:
 15,475 Palm, Inc. (b)............................................   $   819,207
  8,300 Portal Software, Inc. (b).................................       332,000
  3,700 PurchasePro.com, Inc. (b).................................       325,138
  5,400 Resonate, Inc. (b)........................................       213,300
  3,600 ScreamingMedia, Inc. (b)..................................        33,750
  6,800 Selectica, Inc. (b).......................................       271,150
  3,100 SERENA Software, Inc. (b).................................       142,794
  7,800 Siebel Systems, Inc. (b)..................................       868,237
    500 SignalSoft Corp. (b)......................................        20,313
  6,600 SonicWall, Inc. (b).......................................       188,100
  1,400 Talarian Corp. (b)........................................        26,863
 14,100 Tricord Systems, Inc. (b).................................       210,619
  1,300 Vastera, Inc. (b).........................................        28,600
  4,100 VeriSign, Inc. (b)........................................       830,505
  2,700 VERITAS Software Corp. (b)................................       383,400
 13,016 Vignette Corp. (b)........................................       388,853
 12,400 Vitria Technology, Inc. (b)...............................       578,150
  4,800 WatchGuard Technologies, Inc. (b).........................       288,000
                                                                     -----------
                                                                      15,526,021
                                                                     -----------
 Diversified Electronics (7.5%):
  4,125 Aeroflex, Inc. (b)........................................       200,578
  3,680 Gemstar-TV Guide International, Inc. (b)..................       320,850
  5,760 JDS Uniphase Corp. (b)....................................       545,400
  4,500 KLA-Tencor Corp. (b)......................................       185,344
  2,900 PMC-Sierra, Inc. (b)......................................       624,225
    500 SMTC Corp. (b)............................................        10,750
  6,500 Sony Corp.--ADR...........................................       656,094
  4,000 Teradyne, Inc. (b)........................................       140,000
                                                                     -----------
                                                                       2,683,241
                                                                     -----------
 Semiconductors (22.2%):
  2,900 Actel Corp. (b)...........................................       104,219
  6,645 Applied Materials, Inc. (b)...............................       394,132
 10,000 ASM Lithography Holding N.V. (b)..........................       323,125
    900 Bookham Technology PLC (b)................................        38,588
  1,700 Broadcom Corp. (b)........................................       414,375
  1,900 Caliper Technologies Corp. (b)............................       110,081
  5,600 Chartered Semiconductor Manufacturing Ltd.--ADR (b).......       339,850
 23,900 ChipPac, Inc. (b).........................................       283,813
 14,800 Conexant Systems, Inc. (b)................................       619,749
  3,700 Credence Systems Corp. (b)................................       111,000

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE TECHNOLOGY FUND

                       Schedule of Portfolio Investments
                              September 30, 2000
                                  (Unaudited)



                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Semiconductors, continued:
 11,100 Cypress Semiconductor Corp. (b)...........................   $   461,344
  3,800 GlobeSpan, Inc. (b).......................................       463,600
 14,700 Intel Corp. (b)...........................................       611,887
  5,100 Marvell Technology Group Ltd. (b).........................       393,338
  5,000 Maxim Integrated Products, Inc. (b).......................       402,188
  5,200 Micron Technology, Inc. (b)...............................       239,200
  5,700 Microtune, Inc. (b).......................................       305,306
  1,400 New Focus, Inc. (b).......................................       110,688
    500 OmniVision Technologies (b)...............................        18,094
 24,480 Taiwan Semiconductor Manufacturing Co. Ltd.--ADR (b)......       498,779
 11,900 Tvia, Inc. (b)............................................       213,456
    600 Virage Logic Corp. (b)....................................         9,863
  6,300 Virata Corp. (b)..........................................       416,588
  7,600 Vitesse Semiconductor Corp. (b)...........................       675,924
  4,200 Xilinx, Inc. (b)..........................................       359,625
                                                                     -----------
                                                                       7,918,812
                                                                     -----------
 Telecommunications (10.8%):
  7,998 ADC Telecommunications, Inc. (b)..........................       215,071
 11,250 Allegiance Telecom, Inc. (b)..............................       419,063
  1,600 Comverse Technology, Inc. (b).............................       172,800
    800 Cosine Communications, Inc. (b)...........................        44,450
  7,200 Efficient Networks, Inc. (b)..............................       268,650
  2,400 Floware Wireless Systems Ltd. (b).........................        59,775

   Shares
     or
 Principal                         Security                            Market
   Amount                         Description                           Value
 ---------- ------------------------------------------------------   -----------
 Common Stocks, continued:
 Telecommunications, continued:
      3,000 Juniper Networks, Inc. (b)............................   $   656,812
     17,900 NEXTLINK Communications, Inc.--Class A (b)............       629,856
     10,800 Nortel Networks Corp..................................       643,275
      7,500 Time Warner Telecom, Inc. (b).........................       362,344
      6,300 Turnstone Systems, Inc. (b)...........................       292,163
      2,800 Vyyo, Inc. (b)........................................        84,000
        500 WJ Communications, Inc. (b)...........................        18,500
                                                                     -----------
                                                                       3,866,759
                                                                     -----------
    Total COMMON STOCKS (Cost $32,543,257).........................   32,913,515
                                                                     -----------
 Short-Term Investments (6.0%):
 Cash Sweep Account (6.0%):
 $2,142,628 UBOC Sweep Account....................................     2,142,628
                                                                     -----------
    Total Short-Term Investments
     (Cost $2,142,628).............................................    2,142,628
                                                                     -----------
    Total Investments (Cost $34,685,885) (a)--98.3%................   35,056,143
    Other assets in excess of liabilities--1.7%....................      593,778
                                                                     -----------
    Total Net Assets--100.0%.......................................  $35,649,921
                                                                     ===========

------
ADR--American Depository Receipt
PLC--Public Limited Company

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.  $ 5,306,822
   Unrealized depreciation.   (4,936,565)
                             -----------
   Net unrealized
   appreciation............  $   370,258
                             ===========

(b) Represents non-income producing securities.

                      See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE GLOBAL HEALTH SCIENCES FUND

                       Schedule of Portfolio Investments
                               September 30, 2000
                                  (Unaudited)




                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks (95.6%):
 Drugs & Pharmaceuticals (68.6%):
  5,800 Affymetrix, Inc. (b)......................................   $   289,275
  2,900 Allergan, Inc.............................................       244,869
  8,600 Alpharma, Inc.--Class A...................................       525,675
  6,100 ALZA Corp. (b)............................................       527,650
  4,300 American Home Products Corp...............................       243,219
  5,900 Amgen, Inc. (b)...........................................       411,986
  7,100 Angiotech Pharmaceuticals, Inc. (b).......................       280,450
  5,300 Biogen, Inc. (b)..........................................       323,300
 16,900 BioMarin Pharmaceutical, Inc. (b).........................       310,538
  5,500 Biovail Corp.--ADR (b)....................................       447,906
  8,900 Celgene Corp. (b).........................................       529,550
  5,100 Eli Lilly & Co............................................       413,738
  6,700 Forest Laboratories, Inc.--Class A (b)....................       768,406
  4,900 Genentech, Inc. (b).......................................       909,868
  4,800 Gilead Sciences, Inc. (b).................................       526,500
  7,100 IDEC Pharmaceuticals Corp. (b)............................     1,245,051
 16,600 Inspire Pharmaceuticals, Inc. (b).........................       498,000
 19,000 IVAX Corp. (b)............................................       874,000
 21,825 King Pharmaceuticals, Inc. (b)............................       729,773
  4,600 Medarex, Inc. (b).........................................       539,638
 13,900 Medicines Co. (b).........................................       475,206
  7,700 MedImmune, Inc. (b).......................................       594,825
  1,300 Millennium Pharmaceuticals, Inc. (b)......................       189,881
 12,400 NeoRx Corp. (b)...........................................       303,800
  5,100 PE Corp.--Celera Genomics Group (b).......................       508,088
 30,425 Pfizer, Inc...............................................     1,367,222
 13,200 Pharmacia Corp............................................       794,475
  4,100 Progenics Pharmaceuticals, Inc. (b).......................       112,494
  8,900 QLT Phototherapeutics, Inc. (b)...........................       630,788
  8,300 Ribozyme Pharmaceuticals, Inc. (b)........................       240,700
  3,600 Schering-Plough Corp......................................       167,400
  1,700 Sepracor, Inc. (b)........................................       208,569
    575 Serono S.A. (b)...........................................       701,934
  3,400 United Therapeutics Corp. (b).............................       297,075
 12,000 Watson Pharmaceuticals, Inc. (b)..........................       778,500
                                                                     -----------
                                                                      18,010,349
                                                                     -----------
 Hospitals (5.1%):
  3,200 HCA-The Healthcare Co.....................................       118,800
 45,900 Health Management Associates, Inc.--Class A (b)...........       955,293

  Shares
    or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Common Stocks, continued:
 Hospitals, continued:
    3,700  LifePoint Hospitals, Inc. (b)..........................   $   131,350
    3,500  Tenet Healthcare Corp..................................       127,313
                                                                     -----------
                                                                       1,332,756
                                                                     -----------
 Insurance (5.4%):
    4,700  Aetna, Inc.............................................       272,894
    6,300  Foundation Health Systems, Inc.--Class A (b)...........       104,738
   49,400  Hooper Holmes, Inc.....................................       469,793
    4,500  UnitedHealth Group, Inc................................       444,375
    1,300  Wellpoint Health Networks, Inc. (b)....................       124,800
                                                                     -----------
                                                                       1,416,600
                                                                     -----------
 Medical & Health Care Products/Services (16.5%):
    8,200  ACLARA BioSciences, Inc. (b)...........................       249,075
    6,300  Cardinal Health, Inc...................................       555,581
      300  Ciphergen Biosystems, Inc. (b).........................         9,600
   31,600  Curon Medical, Inc. (b)................................       363,400
   12,500  Dyax Corp. (b).........................................       546,875
    3,900  Emisphere Technologies, Inc. (b).......................       116,756
    9,000  Genaissance Pharmaceuticals, Inc. (b)..................       186,188
    5,700  Genzyme Corp.--General Division (b)....................       388,669
    5,200  MiniMed, Inc. (b)......................................       464,750
    7,200  PE Corp--PE Biosystems Group...........................       838,800
   39,500  Pharsight Corp. (b)....................................       365,375
   16,200  WebMD Corp. (b)........................................       247,050
                                                                     -----------
                                                                       4,332,119
                                                                     -----------
    Total COMMON STOCKS (Cost $20,796,632).........................   25,091,824
                                                                     -----------
 Short-Term Investments (1.2%):
 Cash Sweep Account (1.2%):
 $317,811  UBOC Sweep Account.....................................       317,811
                                                                     -----------
    Total Short-Term Investments (Cost $317,811)...................      317,811
                                                                     -----------
    Total Investments (Cost $21,114,443) (a)--96.8%................   25,409,635
    Other assets in excess of liabilities--3.2%....................      828,652
                                                                     -----------
  Total Net Assets--100.0%.........................................  $26,238,287
                                                                     ===========

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE GLOBAL HEALTH SCIENCES FUND

                  Schedule of Portfolio Investments, Continued
                               September 30, 2000
                                  (Unaudited)

------
ADR--American Depository Receipt

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $4,861,026
   Unrealized depreciation...   (565,834)
                              ----------
   Net unrealized
   appreciation.............. $4,295,192
                              ==========

(b) Represents non-income producing securities.

                       See notes to financial statements.

WILLIAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                              September 30, 2000
                                  (Unaudited)


1.Organization:

 The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Willamette Family of Funds currently offer four managed investment portfolios, as a series of the Group, and are authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Willamette Value Fund ("Value Fund"), the Willamette Small Cap Growth Fund ("Growth Fund"), the Willamette Technology Fund ("Technology Fund"), and the Willamette Global Health Sciences Fund ("Health Sciences Fund") (individually referred to as a "Fund" and collectively, the "Funds"). The Health Sciences Fund commenced operations on June 19, 2000.

 The investment objective of the Value Fund is to provide above average total return through a combination of capital appreciation and dividend income. The Growth Fund seeks to provide long-term capital appreciation. The objective of both the Technology Fund and the Health Sciences Fund is to provide long-term growth of capital.

2.Significant Accounting Principles:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 Securities Valuation:

 Securities are valued as of 4:00 p.m. on any day in which the New York Stock Exchange is open for trading. Equity securities are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are primarily traded. Listed securities for which last sales prices are not available are valued at the most recent bid. Securities for which recent market quotations are not readily available are valued at their fair value in the best judgement of the Adviser or Sub-Advisor under the guidelines established by the Group's Board of Trustees. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents.

 Securities Transactions and Related Income:

 Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized

                                   Continued

WILLIAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                              September 30, 2000
                                  (Unaudited)

 on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

 Expenses:

 Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among the Funds or Group, as applicable, in relation to the net assets of each Portfolio.

 Organization Costs:

 All expenses in connection with the Value Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are amortized over a period of 5 years commencing with the date of the initial public offering.

 On June 30, 1998 the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Growth Fund, Technology Fund and Health Sciences Fund were paid by Willamette Asset Managers, Inc.

 Dividends to Shareholders:

 The Value Fund intends to declare its net investment income, if any, quarterly as a dividend. The Growth Fund, Technology Fund and Health Sciences Fund intend to declare their net investment income, if any, annually as dividends. Net realized capital gains for each fund, if any, are declared and distributed at least annually, normally in December of each year.

 Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment. Temporary differences do not require reclassification.

3.Related Party Transactions:

 Investment advisory services are provided by the Willamette Asset Managers, Inc. (the "Adviser"). The Adviser is an affiliate of Phillips & Company Securities, Inc. ("Phillips") and Willamette Securities, Inc., each a registered broker-dealer. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly based upon each Fund's average daily net assets, at the annual rate of 1.00% for the Value Fund and 1.20% for the Growth Fund, Technology Fund and Health Sciences Fund.
                                   Continued

WILLIAMETTE FAMILY OF FUNDS

                         Notes to Financial Statements
                              September 30, 2000
                                  (Unaudited)


 For each of the Funds, the Adviser has retained a Sub-Adviser to provide portfolio management services. The Adviser pays the fees of each Sub-Adviser, at no additional cost to a Fund. The Sub-Adviser for each of the Funds, are as follows: Value Fund and Growth Fund, Bank of New York; Technology Fund, U.S. Bank National Association; Health Sciences Fund, Credit Suisse Asset Management, LLC.

 BISYS Fund Services Limited Partnership (the "Distributor"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the distributor to the Funds. Pursuant to the Funds' Distribution and Shareholder Service Plan (the "12b-1 Plan"), the Distributor may receive fees computed at the annual rate of 0.50% of the average daily net assets of each Fund for services provided under the 12b-1 plan. The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period ended September 30, 2000, BISYS received $1,990,469 from commissions earned on sales of shares of the Funds, of which $1,737,895 was re-allowed to non-affiliates.

 BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Funds as Administrator, Transfer Agent and Fund Accountant. Under the terms of the agreements, BISYS Ohio, receives a fee based on a percentage of each Funds average daily net assets, plus certain out of pocket expenses.

 Certain trustees and officers of the Group are affiliated with BISYS. Such individuals are not paid any fees directly by the Funds or the Group for serving as trustees and officers for the Group.

4.Purchases and Sales of Securities:

 Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 2000 were as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
  Value Fund........................................... $ 5,468,403 $ 5,441,688
  Growth Fund..........................................   9,318,914   8,281,926
  Technology Fund......................................  31,379,848  23,088,023
  Health Sciences Fund (a).............................  24,780,774   4,787,007

--------
(a) For the period from June 19, 2000 (commencement of operations) to September 30, 2000.

5.Federal Income Taxes:

 The Funds intend to qualify or continue to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, the Funds must meet certain income, distribution and diversification requirements. In any year in which the Funds qualify as a regulated investment company and distributes substantially all of their income, the Funds generally will not pay any U.S. federal income or excise tax.
                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights

                                         Six Months       Year      Period
                                            Ended         Ended      Ended
                                        September 30,   March 31,  March 31,
                                            2000          2000      1999(a)
                                        -------------   ---------  ---------
                                         (Unaudited)
Net Asset Value, Beginning of Period...    $  9.65       $ 10.11    $ 10.00
                                           -------       -------    -------
Investment Activities
  Net investment income................         --          0.01         --
  Net realized/unrealized gain/(losses)
   on investments......................      (0.48)        (0.10)      0.11
                                           -------       -------    -------
    Total from investment activities...      (0.48)        (0.09)      0.11
                                           -------       -------    -------
Distributions
  Net investment income................      (0.01)           --**       --**
  In excess of net investment income...         --         (0.01)        --
  Net realized gains...................         --         (0.36)        --
                                           -------       -------    -------
    Total distributions................      (0.01)        (0.37)        --
                                           -------       -------    -------
Net Asset Value, End of Period.........    $  9.16       $  9.65    $ 10.11
                                           =======       =======    =======
Total Return (excludes sales charge)...      (4.96)%(b)    (0.98)%     1.11%(b)
Ratios/Supplemental Data:
  Net Assets, end of period (000)......    $13,600       $15,872    $14,965
  Ratio of net expenses to average net
   assets..............................       2.90%(c)      2.75%      2.90%(c)
  Ratio of net investment income to
   average net assets..................       0.06%(c)      0.03%      0.02%(c)
  Ratio of gross expenses to average
   net assets*.........................       2.90%(c)      3.02%      3.20%(c)
  Portfolio turnover...................      39.87%        79.63%      0.39%

--------

   * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
  ** Amount is less than $0.005.
 (a) For the period May 26, 1998 (commencement of operations) through March 31,
     1999.
 (b) Not Annualized.
 (c) Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights

                                                   Six Months      Period
                                                      Ended         Ended
                                                  September 30,   March 31,
                                                      2000         2000(a)
                                                  -------------   ---------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............    $ 19.94       $ 10.00
                                                     -------       -------
Investment Activities
  Net investment loss............................      (0.17)        (0.25)
  Net realized/unrealized gain on investments....       0.65         10.38
                                                     -------       -------
    Total from investment activities.............       0.48         10.13
                                                     -------       -------
Distributions
  Net realized gains.............................         --         (0.19)
                                                     -------       -------
Net Asset Value, End of Period...................    $ 20.42       $ 19.94
                                                     =======       =======
Total Return (excludes sales charge).............       2.46%(b)    101.67%(b)
Ratios/Supplemental Data:
  Net Assets, end of period (000)................    $41,486       $38,634
  Ratio of net expenses to average net assets....       2.55%(c)      2.82%(c)
  Ratio of net investment loss to average net
   assets........................................      (1.95)%(c)    (2.26)%(c)
  Ratio of gross expenses to average net assets*.       2.55%(c)      2.93%(c)
  Portfolio turnover.............................      24.53%        55.15%

--------

   * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
 (a) For the period April 5, 1999 (commencement of operations) through March
     31, 2000.
 (b) Not Annualized.
 (c) Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE TECHNOLOGY FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights

                                                   Six Months      Period
                                                      Ended         Ended
                                                  September 30,   March 31,
                                                      2000         2000(a)
                                                  -------------   ---------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............    $  8.95       $ 10.00
                                                     -------       -------
Investment Activities
  Net investment loss............................      (0.08)        (0.01)
  Net realized/unrealized losses on investments..      (1.77)        (1.04)
                                                     -------       -------
    Total from investment activities.............      (1.85)        (1.05)
                                                     -------       -------
Net Asset Value, End of Period...................    $  7.10       $  8.95
                                                     =======       =======
Total Return (excludes sales charge).............     (20.67)%(b)   (10.50)%(b)
Ratios/Supplemental Data:
  Net Assets, end of period (000)................    $35,650       $32,719
  Ratio of net expenses to average net assets....       2.64%(c)      2.77%(c)
  Ratio of net investment loss to average net
   assets........................................      (2.30)%(c)    (1.51)%(c)
  Ratio of gross expenses to average net assets*.       2.64%(c)      2.97%(c)
  Portfolio turnover.............................      73.90%        11.14%

--------

   * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
 (a) For the period March 2, 2000 (commencement of operations) through March
     31, 2000.
 (b) Not Annualized.
 (c) Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE GLOBAL HEALTH SCIENCES FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              Financial Highlights

                                                                    Period
                                                                     Ended
                                                                 September 30,
                                                                    2000(a)
                                                                 -------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period............................    $ 10.00
                                                                    -------
Investment Activities
  Net investment loss...........................................      (0.06)
  Net realized/unrealized gains on investments
   and foreign currency transactions............................       2.83
                                                                    -------
    Total from investment activities............................       2.77
                                                                    -------
Net Asset Value, End of Period..................................    $ 12.77
                                                                    =======
Total Return (excludes sales charge)............................      27.70%(b)
Ratios/Supplemental Data:
  Net Assets, end of period (000)...............................    $26,238
  Ratio of net expenses to average net assets...................       2.84%(c)
  Ratio of net investment income to average net assets..........      (2.20)%(c)
  Ratio of gross expenses to average net assets*................       2.95%(c)
  Portfolio turnover............................................      23.28%

--------

   * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratio would have been as indicated.
 (a) For the period June 19, 2000 (commencement of operations) through March
     31, 2000.
 (b) Not Annualized.
 (c) Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
SUPPLEMENTAL INFORMATION

                        Results of Shareholder Meeting
                                  (Unaudited)

Proxy:

On May 9, 2000, a special meeting of the shareholders of The Willamette Value Fund (a Series of the Coventry Group) was held to consider various proposals. The actual vote tabulations for the various proposals are as follows:

Willamette Value Fund

Proposal 1.  Approval of the amendment to the Investment Advisory Agreement between The Coventry Group, with respect to Willamette Value Fund, and Willamette Asset Managers, Inc.

For      1,089,985
Against      4,171
Abstain     17,151

Proposal 2.  Approval of a new sub-investment agreement among The Coventry
             Group, with respect to Willamette Value Fund, Willamette Asset Managers, Inc. and The Bank of New York.

For      1,089,855
Against      3,878
Abstain     17,574

INVESTMENT ADVISER
Willamette Asset Managers, Inc.
One Pacific Square
220 N.W. 2nd Avenue, Suite 940
Portland, Oregon 97209

ADMINISTRATOR
BISYS Fund Services Ohio, Inc
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215

CUSTODIAN
Union Bank of California
475 Sansome Street, 125th Floor
San Francisco, California 94111


11/00
                                   WILLAMETTE
                                     FAMILY
                                    OF FUNDS

                              [LOGO OF WILLAMETTE]
                               Investment Adviser


                               SEMI-ANNUAL REPORT

                               September 30, 2000



  This material must be preceded
                or
     accompanied by a current
            prospectus.